Capital Stock - Summary of Changes in Capital Stock Issued and Outstanding (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Disclosure of classes of share capital [line items]
Ending balance	86,544,577
Ending balance	$ 210.4
Subordinate voting shares [member]
Disclosure of classes of share capital [line items]
Beginning balance	42,410,974	43,040,023
Issued upon exercise of stock options	718,232	459,287
Issued in exchange of multiple voting shares	2,000,000	8,209,713
Repurchased under the SIB		(6,342,494)
Repurchased under the NCIB	(2,476,300)	(2,955,555)
Ending balance	42,652,906	42,410,974
Beginning balance	$ 186.9	$ 213.4
Issued upon exercise of stock options	31.3	17.2
Issued in exchange of multiple voting shares	0.1	0.7
Repurchased under the SIB		(30.4)
Repurchased under the NCIB	(11.5)	(14.0)
Ending balance	$ 206.8	$ 186.9
Multiple voting shares [member]
Disclosure of classes of share capital [line items]
Beginning balance	45,891,671	54,101,384
Issued in exchange of multiple voting shares	(2,000,000)	(8,209,713)
Ending balance	43,891,671	45,891,671
Beginning balance	$ 3.7	$ 4.4
Exchanged for subordinate voting shares	(0.1)	(0.7)
Ending balance	$ 3.6	$ 3.7